Expense Example - Global X Funds Member - Global X MLCC & Electronic Components ETF - Global X MLCC & Electronic Components ETF Class	Sep. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160